EMPLOYEE BENEFIT PLANS - Summary of Plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Suzano Prev
EMPLOYEE BENEFIT PLANS
Maximum aggregate percentage of contribution by employee	12.00%
Employer contributions	R$ 15,248	R$ 13,993
Suzano Prev | Nominal salary less than 10 URS | Minimum
EMPLOYEE BENEFIT PLANS
Supplemental percentage an employee may choose to invest in pension plan	0.50%
Suzano Prev | Nominal salary less than 10 URS | Maximum
EMPLOYEE BENEFIT PLANS
Supplemental percentage an employee may choose to invest in pension plan	1.00%
Suzano Prev, Basic Contribution 1 | Nominal salary greater than 10 URS
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the Company	0.50%
Suzano Prev, Basic Contribution 1 | Nominal salary greater than 10 URS | Minimum
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	1.00%
Suzano Prev, Basic Contribution 1 | Nominal salary greater than 10 URS | Maximum
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the employee	6.00%
Suzano Prev, Basic Contribution 2 | Nominal salary less than 10 URS | Minimum
EMPLOYEE BENEFIT PLANS
Percentage of contribution by the Company	0.50%